ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of accrued expenses and other liabilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Purchase consideration payable, current					¥ 1,208,985	$ 175,286	¥ 148,038
Purchase consideration payable, non current							1,180,470
Other accrued liabilities recorded as current					98,946	14,342	71,934
Other accrued liabilities recorded as noncurrent					45,021	6,527	29,278
Camelot Group
ACCRUED EXPENSES AND OTHER LIABILITIES
Purchase consideration payable, current					257,777	37,374
Camelot Group | Ordinary Shares
ACCRUED EXPENSES AND OTHER LIABILITIES
Purchase consideration payable, non current			¥ 951,208	$ 137,912
Other Current Liabilities
ACCRUED EXPENSES AND OTHER LIABILITIES
Other accrued liabilities recorded as current					10,762	1,560	9,836
Other Noncurrent Liabilities
ACCRUED EXPENSES AND OTHER LIABILITIES
Other accrued liabilities recorded as noncurrent					¥ 14,350	$ 2,081	¥ 22,989
ADS Reimbursement
ACCRUED EXPENSES AND OTHER LIABILITIES
Reimbursement received from the depository for the establishment and maintenance of the ads program	¥ 47,597	$ 7,469